Subsequent Events - Additional Information (Detail) - USD ($)													12 Months Ended
	Mar. 24, 2016	Mar. 15, 2016	Mar. 09, 2016	Mar. 03, 2016	Feb. 26, 2016	Jan. 08, 2016	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2015	Feb. 08, 2016	Dec. 10, 2015	Dec. 31, 2014	Oct. 31, 2014
Subsequent Event [Line Items]
Related party payable													$ 3,129,000			$ 11,000
For cash, net of issuance costs of $169, shares							29,630	40,000	36,667	22,223	33,334	67,500
Warrants outstanding converted into common stock											16,667	33,750
Warrants exercisable price											$ 30.00	$ 30.00
Warrant term												5 years
Placement Agent [Member]
Subsequent Event [Line Items]
Warrants exercisable price													$ 13.815
Warrant term													5 years 6 months
Date of placement agency engagement letter													Sep. 23, 2014
Placement agent fee													$ 200,000
Reimbursement of fees and expenses													$ 50,000
Series I-1 Preferred Stock [Member]
Subsequent Event [Line Items]
Initial conversion price													$ 1.75
Securities Purchase Agreement [Member] | Series A Warrants [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Warrants exercisable price																	$ 1.79
Securities Purchase Agreement [Member] | Purchasers [Member]
Subsequent Event [Line Items]
Percentage of common stock resale													100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
File period after closing of offering			45 days
Options granted to employees, directors and consultants	1,000,000
Weighted Average Exercise Price Per Share, Granted	$ 3.75
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Percentage of common stock resale			200.00%
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Warrants exercisable price			$ 3.64
Warrant term			5 years
Date of placement agency engagement letter			Mar. 09, 2016
Placement agent fee			$ 200,000
From exercises of warrants, shares			343,000
Reimbursement of fees and expenses			$ 50,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Percentage of common stock resale			100.00%
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Percentage of common stock resale			200.00%
Subsequent Event [Member] | Series C warrants [Member]
Subsequent Event [Line Items]
Percentage of common stock resale			200.00%
Subsequent Event [Member] | Jason Court Partners, LLC. [Member]
Subsequent Event [Line Items]
Expiry of lease additional					5 years
Lease agreement term					3 years
Advance written notice for termination of contract					6 months
Description of termination of lease agreement					The amendment extended the term of the lease for five years, subject to the Company’s right to terminate the lease after three years with six month advance written notice
Subsequent Event [Member] | St. John [Member] | Corporate Guarantee Agreement [Member]
Subsequent Event [Line Items]
Capital lease agreement														$ 183,000
Yearly reduction of lease guarantee														$ 26,000
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Related party payable						$ 700,000
Related Party Transaction, Description						The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable March 10, 2016, but may be pre-paid by the Company without penalty at any time.
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member]
Subsequent Event [Line Items]
Cash proceeds			$ 2,500,000
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding converted into common stock			3,600,000
Warrants exercisable price			$ 3.64
Warrant term			5 months
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding converted into common stock			3,600,000
Warrants exercisable price			$ 1.75
Warrant term			6 months
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member] | Series C warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding converted into common stock			3,600,000
Warrants exercisable price			$ 1.75
Warrant term			12 months
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member] | Series I-1 Preferred Stock [Member]
Subsequent Event [Line Items]
For cash, net of issuance costs of $169, shares			2,000
Preferred stock, stated value per share			$ 1,000
Chief Executive Officer and Co-Chairman [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Purchasers [Member] | Series I-2 Preferred Stock [Member]
Subsequent Event [Line Items]
For cash, net of issuance costs of $169, shares			4,310
Preferred stock, stated value per share			$ 1,000
Chief Executive Officer and Co-Chairman [Member] | Unsecured Non-convertible Promissory Note [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount															$ 3,110,000
Chief Executive Officer and Co-Chairman [Member] | Unsecured Non-convertible Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount			$ 3,810,000			$ 3,810,000
Annual interest rate			0.50%			0.50%
Maturity date			Apr. 10, 2016			Mar. 10, 2016
Promissory note converted to preferred stock		3,810
CEO and Executive Vice President And Chief Scientific Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Expiry of lease additional				1 year
Expiry of Lease				Feb. 28, 2017
Percentage of increase in monthly lease rent expense				3.00%